CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (12,756,560)	$ (12,582,967)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	52,702	36,775
Bad debt expense	(0)	340
Interest expense on conversion of Funding Facility	(0)	118,350
Stock-based compensation	8,652,307	9,914,499
Changes in operating assets and liabilities:
Accounts receivable, net of allowance for bad debts	(74,765)	(3,690)
Prepaid expenses	19,143	42,604
Inventories	(88,016)	(68,848)
Accounts payable and accrued expenses	1,220,576	218,755
Accrued liabilities to management	385,835	524,483
Security deposits	(29,882)	(12,800)
Deferred revenue	9,575	(0)
Net cash used in operating activities	(2,609,085)	(1,812,499)
CASH FLOWS FROM INVESTING
Purchase of fixed assets	(496,011)	(138,694)
Net cash used in investing activities	(496,011)	(138,694)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable	(0)	400,000
Payments on finance lease	(50,844)	(55,399)
Repayments of notes payable	(33,557)	(130,489)
Proceeds from sale of common stock	2,707,270	2,195,321
Net cash provided by financing activities	2,622,869	2,409,433
Increase (decrease) in cash	(482,227)	458,240
Cash at beginning of period	590,797	132,557
Cash at end of period	108,570	590,797
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for taxes	0	0
Cash paid for interest	28,473	56,877
NON-CASH INVESTING AND FINANCING TRANSACTIONS:
Exchange of accounts payable for common stock	113,206	(0)
Stock issued for future services	10,000	(0)
Finance lease obligations	304,873	(0)
Operating lease – right of use assets	235,313	117,659
Conversion of debt and accrued interest into common stock	$ (0)	$ 643,880